Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000246764 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	19.96%	7.25%		7.85%
C000257712 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.23%	8.49%	8.84%
C000257713 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	26.07%	8.95%	11.12%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	32.20%	8.38%		9.10%
MSCI World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	29.16%	11.29%	12.22%
MSCI ACWI Minimum Volatility USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Minimum Volatility (USD) Index
Average Annual Return, Percent	5.03%	5.68%	6.78%